Note 13 - Deferred Power Purchase Contract Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Long-term Contracts for Purchase of Electric Power [Table Text Block]
	June 30, 2012	December 31, 2011*
Rate levelization adjustment	$439,850	$231,086
Unfavorable contract liabilities	3,519,413	3,489,287
Total	$3,959,263	$3,720,373

	December 31, 2011	December 31, 2010
Rate levelization adjustment	$231,086	$-
Unfavorable contract liabilities	3,489,287	-
Total	$3,720,373	$-